Income Tax Expense (Tables)	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of income Tax Expenses

	2021	2022	2023
	US$	US$	US$
Hong Kong Profits Tax
- Current tax	3,282	3,207	4,630
- Overprovision in prior years	(3)	(36)	(5)
Deferred tax (note 25)	(106)	(141)	(140)

	3,173	3,030	4,485

Summary Of Effective Income Tax Rate Reconciliation
The income tax expense for the year can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	2021	2022	2023
	US$	US$	US$
Profit before tax	25,307	28,870	44,625

Tax at the domestic income tax rate of 16.5%	4,176	4,764	7,363
Tax effect of income not taxable for tax purpose	(2,156)	(3,168)	(3,070)
Tax effect of expenses not deductible for tax purpose	968	1,010	51
Tax effect of share of losses of joint ventures	—	—	66
Tax effect of tax losses not recognized	202	457	400
Utilization of tax losses previously not recognized	—	—	(298)
Overprovision in prior years	(3)	(36)	(5)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9)	3	(20)
Others	(5)	—	(2)

Income tax expense for the year	3,173	3,030	4,485